SEGMENT INFORMATION - Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of operating segments [line items]
Total revenue	$ 349	$ 297	$ 1,011	$ 836
Selling, general and administrative expenses	116	96	347	279
Adjusted EBITDA	189	171	550	477
CAPEX excl. licenses and ROU	66	89	192	223
Additions other than through business combinations, property, plant and equipment	76	74	227	174
Intangible assets acquired			65	50
Right-of-use assets	28	21	96	80
Intangible assets other than licenses
Disclosure of operating segments [line items]
Intangible assets net of license additions			61	130
Intangible assets acquired	18	37
License
Disclosure of operating segments [line items]
Intangible assets acquired	0	1	0	1
Kyivstar
Disclosure of operating segments [line items]
Total revenue	349	297	1,011	836
Selling, general and administrative expenses	116	96	347	279
Adjusted EBITDA	189	171	550	477
CAPEX excl. licenses and ROU	66	89	192	223
Telecommunication and infrastructure revenue
Disclosure of operating segments [line items]
Total revenue	273	252	794	732
Telecommunication and infrastructure revenue | Kyivstar
Disclosure of operating segments [line items]
Total revenue	273	252	794	732
Digital revenue
Disclosure of operating segments [line items]
Total revenue	76	45	217	104
Digital revenue | Kyivstar
Disclosure of operating segments [line items]
Total revenue	$ 76	$ 45	$ 217	$ 104